Related Party Transactions (Details) - USD ($)			1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2018	Aug. 09, 2018	Apr. 30, 2020	Jul. 31, 2019	Aug. 31, 2018	Jul. 31, 2018	Oct. 31, 2017	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions (Textual)
Sponsor shares, description			In April 2020, the Sponsor transferred 37,500 Founder Shares to the Company’s third independent director at their original purchase price.		prior to the Public Offering, the Sponsor transferred 150,000 Founder Shares to each of the Company’s two independent directors at their original purchase price. In July 2019, the Company’s Sponsor transferred 75,000 Founder Shares to a newly appointed independent director at their original purchase price.
Common Stock, Conversion Basis										The holders of the Founders Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of an Initial Business Combination or (B) subsequent to an Initial Business Combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of an Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.		(A) one year after the completion of an Initial Business Combination or (B) subsequent to an Initial Business Combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the consummation of an Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Due to Related Parties, Current								$ 1,385,118		$ 1,385,118		$ 0	$ 204,949
Payment for Administrative Fees	$ 10,000							30,000	$ 30,000	90,000	$ 90,000	120,000	40,000
Forward purchase agreement, description		The Company entered into a forward purchase agreement (the "Forward Purchase Agreement") pursuant to which an affiliate of the Sponsor agreed to purchase an aggregate of up to 30,000,000 shares of the Company's Class A common stock (the "Forward Purchase Shares"), plus an aggregate of up to 10,000,000 warrants (the "Forward Purchase Warrants" and, together with the Forward Purchase Shares, the "Forward Purchase Units"), for an aggregate purchase price of up to $300,000,000 or $10.00 per unit. Each Forward Purchase Warrant will have the same terms as each of the Private Placement Warrants.
Related party paid other expenses										1,643,368	447,097	605,442	788,786
Repayments of Related Party Debt										258,250	502,529	810,391	603,329
Advances to Affiliate								$ 294,354		$ 294,354		294,354
Payments for Advance to Affiliate												294,354
Warrants price per share								$ 1.50		$ 1.50
Advances due to related party								$ 3,200,000		$ 3,200,000		1,500,000
Related Party Tax Expense Effect of Change in Allocation Methodology										11,801
Related party advance								0		0
Advances to Affiliate								294,354		294,354		294,354
Settlement of outstanding advances								294,354		294,354
Payment for Administrative Fees	$ 10,000							$ 30,000	$ 30,000	$ 90,000	$ 90,000	$ 120,000	$ 40,000
Class B Common Stock
Related Party Transactions (Textual)
Sponsor purchased, shares						2,875,000	14,375,000
Sponsor purchased							$ 25,000
Stock dividend shares of Class B common stock					2,300,000
Aggregate sponsor holding, shares					13,800,000
Shares Issued, Price Per Share							$ 0.002
Sponsor shares, description				the Company’s Sponsor transferred 75,000 Founder Shares to a newly appointed independent director at their original purchase price.	prior to the Public Offering, the Sponsor transferred 150,000 Founder Shares to each of the Company’s two independent directors at their original purchase price.
Private Placement [Member]
Related Party Transactions (Textual)
Sponsor purchased, shares										9,360,000		9,360,000
Sponsor purchased										$ 14,040,000		$ 14,040,000
Shares Issued, Price Per Share								$ 11.50		$ 11.50		$ 11.50
Warrant exercised price								$ 1.50		$ 1.50		$ 1.50